GOODWILL (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Mar. 30, 2013 reporting_unit housing_start	Dec. 31, 2012 housing_start segment	Jul. 30, 2012	Jul. 30, 2012 Greendeck Products LLC [Member]	Dec. 31, 2012 Greendeck Products LLC [Member]	Jul. 30, 2012 Windows and Doors [Member]	Dec. 31, 2012 Windows and Doors [Member]	Dec. 31, 2011 Windows and Doors [Member]	Mar. 30, 2013 Windows and Doors [Member]	Dec. 31, 2010 Windows and Doors [Member]	Jul. 30, 2012 Siding, Fencing and Stone [Member]	Dec. 31, 2012 Siding, Fencing and Stone [Member]	Dec. 31, 2011 Siding, Fencing and Stone [Member]	Mar. 30, 2013 Siding, Fencing and Stone [Member]	Dec. 31, 2010 Siding, Fencing and Stone [Member]
Goodwill [Line Items]
Number of reporting units	2	2
Current single family housing starts		535,000
Estimated single family housing levels from 2011 to 2018		1,050,000
Estimated repair and remodeling growth rate		3.00%
Estimated repair and remodeling growth rate in year two		3.00%
Estimated repair and remodeling growth rate in year three		3.00%
Estimated repair and remodeling growth rate in year four		3.00%
Estimated repair and remodeling growth rate in year five		3.00%
Estimated repair and remodeling growth rate in year six		3.00%
Estimated repair and remodeling growth rate in year seven		3.00%
Percentage reporting units which exceeded carrying value							69.00%					219.00%
Goodwill	$ 392,224,000	$ 392,455,000					$ 71,471,000	$ 71,360,000	$ 71,240,000			$ 320,984,000	$ 320,107,000	$ 320,984,000
Total consideration paid in acquisition			1,000,000
Cash paid in acquisition			100,000
Contingent consideration paid in acquisition				900,000
Fair value of intangible asset acquired during the period				100,000
Fair value of earnout liability					900,000
Goodwill impairment		0
Rollforward of goodwill [Abstract]
Goodwill	19,300,000						399,244,000	399,133,000		401,099,000		443,211,000			442,334,000
Accumulated impairment losses							(327,773,000)	(327,773,000)		(327,773,000)		(122,227,000)			(122,227,000)
Goodwill, net	392,455,000	391,467,000					71,360,000	73,326,000	71,240,000			320,107,000	320,107,000	320,984,000
Currency translation adjustments							241,000	(244,000)				0	0
Purchase accounting adjustment								(307,000)					0
Tax benefit of excess tax goodwill							(130,000)	(1,415,000)				0	0
Goodwill acquisition during period				900,000		0					877,000
Goodwill, net	$ 392,224,000	$ 392,455,000					$ 71,471,000	$ 71,360,000	$ 71,240,000			$ 320,984,000	$ 320,107,000	$ 320,984,000